Operating Segment and Revenue Information - Schedule of Revenue by Type of Good or Service (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of products and services [line items]
Revenue from contracts with customers	¥ 4,581,551	¥ 4,263,762	¥ 4,027,478
Sales of pharmaceutical products
Disclosure of products and services [line items]
Revenue from contracts with customers	4,495,972	4,163,652	3,922,280
Out-licensing and service income
Disclosure of products and services [line items]
Revenue from contracts with customers	¥ 85,579	¥ 100,110	¥ 105,198